                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113

                       UBS Juniper Crossover Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

  SHARES                                                             FAIR VALUE
---------                                                           -----------
            INVESTMENTS IN SECURITIES (77.46%)
            COMMON STOCK (7.22%)
            PATIENT MONITORING EQUIPMENT (7.22%)
  129,785   Insulet Corp. *                                         $ 1,835,160
                                                                    -----------
            TOTAL COMMON STOCK (Cost $1,240,901)                      1,835,160
                                                                    -----------
            PREFERRED STOCKS (70.24%)
            DRUG DISCOVERY/DRUG DEVELOPMENT (52.06%)
    2,888   Acceleron Pharmaceuticals, Inc., Common *,(a)                 9,068
  558,964   Acceleron Pharmaceuticals, Inc., Series B *,(a)           1,755,147
   86,977   Acceleron Pharmaceuticals, Inc., Series C *,(a)             273,108
   11,624   Acceleron Pharmaceuticals, Inc., Series D *,(a)              36,499
   52,413   Acceleron Pharmaceuticals, Inc., Series E *,(a)             164,577
  161,256   Cerimon Pharmaceuticals, Inc. *,(a)                          21,262
  162,312   Cerimon Pharmaceuticals, Inc., Series A *,(a)                21,401
1,574,345   ChemoCentryx, Inc., Series B *,(a)                        7,039,211
  242,674   ChemoCentryx, Inc., Series C *,(a)                        1,085,044
    1,300   superDimension, Ltd., Series B  *,(a)                       649,520
   13,016   superDimension, Ltd., Series C-1 *,(a)                      167,091
  134,026   superDimension, Ltd., Series C-2 *,(a)                    1,720,537
   13,398   superDimension, Ltd., Series E-1 & E-2 *,(a)                287,119
                                                                    -----------
                                                                     13,229,584
                                                                    -----------
            MEDICAL - BIOMEDICAL/GENETICS (7.13%)
  316,091   Macrogenics, Inc., Series A *,(a)                           195,702
  982,489   Macrogenics, Inc., Series B *,(a)                           608,289
1,504,459   Macrogenics, Inc., Series C *,(a)                           931,457
  121,182   Macrogenics, Inc., Series D *,(a)                            75,028
                                                                    -----------
                                                                      1,810,476
                                                                    -----------
            RESEARCH PRODUCT/TECHNOLOGY PLATFORM (11.05%)
  376,770   Amnis Corp., Series C-1 *,(a)                               196,869
2,438,743   Amnis Corp., Series C-2 *,(a)                             1,274,289
  140,462   Amnis Corp., Series D *,(a)                                 126,565
  827,267   Supernus Pharmaceuticals, Inc., Series A *,(a)            1,211,202
                                                                    -----------
                                                                      2,808,925
                                                                    -----------
            TOTAL PREFERRED STOCKS (Cost $13,215,492)                17,848,985
                                                                    -----------
            WARRANTS (0.00%)
            DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
   55,979   Acceleron Pharmaceuticals, Inc., $1.47, 06/10/20 *               --
    1,842   superDimension, Ltd., Series E1, $21.43, 06/29/20 *              --
    1,507   superDimension, Ltd., Series E2, $21.43, 06/29/20 *              --
                                                                    -----------
                                                                             --
                                                                    -----------
            MEDICAL - BIOMEDICAL/GENETICS (0.00%)
    9,089   Macrogenics, Inc., $0.65, 09/24/18 *                             --
                                                                    -----------
            TOTAL WARRANTS (Cost $--)                                        --
                                                                    -----------
            TOTAL INVESTMENTS IN SECURITIES (Cost $14,456,393)       19,684,145
                                                                    -----------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

            TOTAL INVESTMENTS IN SECURITIES -- 77.46%               $19,684,145
                                                                    -----------
            OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 22.54%     5,729,463
                                                                    -----------
            TOTAL MEMBERS' CAPITAL -- 100.00%                       $25,413,608
                                                                    ===========

Percentages shown represent a percentage of members' capital as of September 30, 2010.

*    Non-income producing security.

(a) Private equity investment valued at fair value. The fair value of private investments amounted to $17,848,985 which represented 70.24% of the members' capital at September 30, 2010.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

                                               TOTAL FAIR
                                                VALUE AT
                                             SEPTEMBER 30,
DESCRIPTION                                       2010         LEVEL 1    LEVEL 2     LEVEL 3
------------------------------------------   -------------   ----------   -------   -----------
Investments in Securities
   Common Stock
      Patient Monitoring Equipment            $ 1,835,160    $1,835,160     $--     $        --
                                              -----------    ----------     ---     -----------
   TOTAL COMMON STOCK                           1,835,160     1,835,160      --              --
                                              -----------    ----------     ---     -----------
   Preferred Stocks
      Drug Discovery/Drug Development          13,229,584            --      --      13,229,584
      Medical - Biomedical/Genetics             1,810,476            --      --       1,810,476
      Research Product/Technology Platform      2,808,925            --      --       2,808,925
                                              -----------    ----------     ---     -----------
   TOTAL PREFERRED STOCKS                      17,848,985            --      --      17,848,985
                                              -----------    ----------     ---     -----------
   Warrants
      Drug Discovery/Drug Development                  --            --      --              --
      Medical - Biomedical/Genetics                    --            --      --              --
                                              -----------    ----------     ---     -----------
   TOTAL WARRANTS                                      --            --      --              --
                                              -----------    ----------     ---     -----------
TOTAL INVESTMENTS IN SECURITIES               $19,684,145    $1,835,160     $--     $17,848,985
                                              -----------    ----------     ---     -----------
TOTAL ASSETS                                  $19,684,145    $1,835,160     $--     $17,848,985
                                              -----------    ----------     ---     -----------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                CHANGE IN                TRANSFERS
                                                          ACCRUED   REALIZED    UNREALIZED       NET     IN AND/OR  BALANCE AS OF
                                        BALANCE AS OF    DISCOUNTS    GAIN/   APPRECIATION/  PURCHASES/    OUT OF   SEPTEMBER 30,
DESCRIPTION                           DECEMBER 31, 2009  /PREMIUMS   (LOSS)    DEPRECIATION    (SALES)    LEVEL 3        2010
------------------------------------  -----------------  ---------  --------  -------------  ----------  ---------  -------------
PREFERRED STOCKS
Drug Discovery/Drug Development          $14,159,960        $--        $--     $(1,406,057)   $475,681      $--      $13,229,584
Medical - Biomedical/Genetics              2,011,639         --         --        (201,163)         --       --        1,810,476
Research Product/Technology Platform       2,404,584         --         --         404,341          --       --        2,808,925
                                         -----------        ---        ---     -----------    --------      ---      -----------
TOTAL PREFERRED STOCKS                    18,576,183         --         --      (1,202,879)    475,681       --       17,848,985
                                         -----------        ---        ---     -----------    --------      ---      -----------
WARRANTS
Drug Discovery/Drug Development                   --         --         --              --          --       --               --
Medical - Biomedical/Genetics                     --         --         --              --          --       --               --
                                         -----------        ---        ---     -----------    --------      ---      -----------
TOTAL WARRANTS                                    --         --         --              --          --       --               --
                                         -----------        ---        ---     -----------    --------      ---      -----------
ENDING BALANCE                           $18,576,183        $--        $--     $(1,202,879)   $475,681      $--      $17,848,985
                                         ===========        ===        ===     ===========    ========      ===      ===========

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of September 30, 2010 is $(1,202,879).

PORTFOLIO VALUATION

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended September 30, 2010. Please refer to the June 30, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Juniper Crossover Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          --------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          --------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010

By (Signature and Title)* /s/ Robert Aufenanger
                          --------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date November 15, 2010

* Print the name and title of each signing officer under his or her signature.